Leases - Additional Information (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 31, 2022 USD ($) ft² Segment	Jul. 01, 2022 USD ($)	Jul. 31, 2020 ft²
Number of square feet under lease | ft²					32,800
Extended date	November 30, 2029	November 2029
Lease expire date	Nov. 30, 2029	Mar. 31, 2028
Operating lease liabilities, Total	$ 13,052	$ 9,642
San Diego California [Member]
Operating lease liabilities, Total				$ 4,300
Contractual obligation			$ 5,700
Accounting Standards Update 2016-02 [Member]
Number of square feet under lease | ft²			12,300
Accounting Standards Update 2016-02 [Member] | San Diego California [Member]
Number of square feet under lease | Segment			45,100